Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE INCOME FUND, INC.
Entity Central Index Key	0000202927
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005559
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Investor Class
Trading Symbol	PRTAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Income Fund (Investor Class)	4.52%	1.62%	2.41%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,357,147,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 6,673,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,357,147 Number of Portfolio Holdings642
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005560
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	PATAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Income Fund (Advisor Class)	4.27%	1.29%	2.07%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,357,147,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 6,673,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,357,147 Number of Portfolio Holdings642
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193190
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	I Class
Trading Symbol	TFILX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the portfolio’s longer-than-benchmark average duration profile was a contributor to performance as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, yield curve positioning hampered relative performance. Specifically, modest underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as yields declined more meaningfully for shorter maturities. Security selection in the revenue sector also detracted, largely due to selection decisions in the housing, dedicated tax, and higher education subsectors.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to housing, health care, and toll road revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Tax-Free Income Fund (I Class)	4.69%	1.69%	2.59%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,357,147,000
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 6,673,000
InvestmentCompanyPortfolioTurnover	31.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,357,147 Number of Portfolio Holdings642
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Georgia	9.2%
New York	9.2
Texas	8.4
Virginia	5.8
Maryland	5.8
Puerto Rico	5.5
California	5.4
Illinois	5.1
Pennsylvania	3.2
Other	42.4

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	17.9%
Transportation	13.7
Housing	12.9
Special Tax	12.8
Education	9.1
General Obligations - State	6.5
General Obligations - Local	3.8
Leasing	3.6
Water & Sewer	2.5
Other	17.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Income Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Core Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless